Business Acquisition (Details) - USD ($)	Nov. 14, 2017	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Liabilities assumed:
Goodwill		$ 2,635,721	$ 2,635,721	$ 2,635,721
Nevada Medical Group LLC (NMG)
Purchase consideration
Share considerations	$ 6,143,326
Cash considerations	2,309,000
Promissory notes issued	1,887,277
TOTAL	10,339,603
Assets acquired:
Cash	260,842
Amounts receivable	253,697
Prepaid expenses	44,552
Inventory	498,680
Property and equipment	1,951,696
Brand	247,000
Licenses	7,925,000
Liabilities assumed:
Trade payable and accrued liabilities	(367,385)
Loans payable	(250,000)
Deferred tax liability	(2,860,200)
Net assets acquired	7,703,882
Goodwill	2,635,721
TOTAL	$ 10,339,603